Significant Accounting Policies (Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at Beginning of Year	$ 1,095	$ 636	$ 315
Charged to Expenses	3,027	459	321
Write-offs, Net of Recoveries	(204)	0	0
Balance at End of Year	$ 3,918	$ 1,095	$ 636